Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Detail) $ in Thousands	Jun. 30, 2017 USD ($)
Debt Instrument, Redemption [Line Items]
Remainder of 2017	$ 33,331
2018	66,303
2019	50,085
2020	39,153
2021	39,753
2022 and thereafter	85,507
Total	314,132
Balloon Repayment [Member]
Debt Instrument, Redemption [Line Items]
2018	86,677
2019	267,678
2021	70,811
2022 and thereafter	172,712
Total	$ 597,878